Capital Structure Management (Tables)	12 Months Ended
Dec. 31, 2025
Capital Structure Management
Schedule of Capital Structure

	12/31/2025		12/31/2024
		% of		% of
		Total equity and		Total equity and
	€ millions	liabilities	€ millions	liabilities	∆ in %
/ Equity	45,073	64	45,806	62	-2
/ Current liabilities	17,416	25	19,082	26	-9
/ Non-current liabilities	7,873	11	9,349	13	-16
/ Liabilities	25,288	36	28,431	38	-11
Thereof financial debt	6,150	9	9,385	13	-34
Thereof lease liabilities	1,684	2	1,715	2	-2
/ Total equity and liabilities	70,362	100	74,237	100	-5